Financial Instruments - Fair Value of Contingent Consideration Classified as Level 3 (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	¥ 41,664	¥ 67,294
Changes in the fair value during the period	(10,062)	(8,094)
Settled and paid during the period	(4,206)	(15,253)
Settled during the period and reclassified to other payables	0	(95)
Foreign currency translation differences	374	(1,426)
Other	0	(762)
As of the end of the year	27,770	41,664
Within one year
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	4,610
As of the end of the year	7,400	4,610
Between one and three years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	9,918
As of the end of the year	2,273	9,918
Between three and five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	5,014
As of the end of the year	1,174	5,014
More than five years
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
As of the beginning of the year	45,229
As of the end of the year	¥ 40,035	¥ 45,229